Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Components of Deferred Tax Assets and Liabilities
The components of deferred tax assets (“DTA”) and liabilities are shown below:

			12.31.2024	12.31.2023
Temporary differences	(i	)	228.2	165.9
Tax loss carryforwards			85.2	1.1
Functional currency effect of the non monetary assets	(ii	)	(559.0)	(316.5)
Gains not realized			38.4	33.0
Derivatives / Hedge Accounting			2.4	1.1
Effect of differences in fixed asset			(71.1)	(55.1)
Other differences between basis: account x tax	(iii	)	(0.4)	3.5

Deferred tax assets (liabilities), net			(276.3)	(167.0)

Total deferred tax asset			174.0	137.7
Total deferred tax liability			(450.3)	(304.7)

(i)
Temporary differences include
non-deductible
provisions, accelerated amortization of incentivized expenses with research and development, foreign exchange rate gains or losses included in income tax calculation in cash basis and other differences which will be included or excluded from the tax basis when realized for tax purposes.

(ii)
The income tax and social contribution tax basis of Embraer are impacted by fluctuations in the exchange rate, since tax assets and liabilities are held in Brazilian Reais at their historical value and the accounting basis is in dollars (functional currency), as well as income tax expenses/revenues recorded in profit or loss. This item reflects the effect of these fluctuations.

(iii)
Refers to differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes, such as adjustments to contract revenues, leases and right of use, impairment, among others.

Changes in Deferred Income Tax
The changes in deferred income taxes were as follows:

	From the statement of income	Other comprehensive income	Total

At December 31, 2021	(458.9)	50.7	(408.2)

Temporary differences	(44.8)	—	(44.8)
Tax loss carryforwards	9.5	—	9.5
Functional currency effect of the non-monetary assets	100.3	—	100.3
Gains not realized	6.1	—	6.1
Effect of differences in fixed asset	(17.6)	—	(17.6)
Derivatives / Hedge Accounting	1.3		1.3
Differences between basis: account x tax	32.0	(1.1)	30.9

At December 31, 2022	(372.1)	49.6	(322.5)

Temporary differences	55.0	—	55.0
Tax loss carryforwards	(15.5)	—	(15.5)
Functional currency effect of the non-monetary assets	112.3	—	112.3
Gains not realized	12.2	—	12.2
Effect of differences in fixed asset	(16.1)	—	(16.1)
Derivatives / Hedge Accounting	0.2		0.2
Other differences between basis: account x tax	4.5	2.9	7.4

At December 31, 2023	(219.5)	52.5	(167.0)

Temporary differences	62.3	—	62.3
Tax loss carryforwards	84.1	—	84.1
Functional currency effect of the non-monetary assets	(242.5)	—	(242.5)
Gains not realized	5.4	—	5.4
Effect of differences in fixed asset	(16.0)	—	(16.0)
Derivatives / Hedge Accounting	(4.7)	6.0	1.3
Other differences between basis: account x tax	(0.6)	(3.3)	(3.9)

At December 31, 2024	(331.5)	55.2	(276.3)

Reconciliation of Income Tax Expense
23.3 Reconciliation of income tax expense

			12.31.2024	12.31.2023	12.31.2022
Income (loss) before income tax			557.0	120.7	(205.8)

Income tax and social contribution at the nominal Brazilian enacted tax rate - 34%			(189.4)	(41.0)	70.0

Tax on profits of overseas subsidiaries	(i	)	(120.8)	(8.2)	(76.8)
Transfer Pricing and Thin Capitalization			—	(1.5)	(2.6)
Functional currency effect of the non-monetary assets			(326.1)	132.4	134.4
Research and development tax incentives			3.4	16.6	4.0
Currency effect of the result			359.5	(140.7)	(116.4)
Equity in the earnings of subsidiaries			(1.4)	3.8	2.7
Non-reconized DTA on tax losses carryfoward			5.9	(40.4)	(125.4)
Diferent tax rates in subsidiaries			81.1	110.5	33.2
Others	(ii	)	(14.6)	12.1	79.2

			(13.0)	84.6	(67.7)

Income tax and social contribution income (expense) benefit as reported			(202.4)	43.6	2.3

Current income tax and social contribution expense as reported			(90.4)	(109.0)	(84.5)
Deferred income tax and social contribution income (expense) benefit as reported			(112.0)	152.6	86.8
Effective rate			-36.3%	36.1%	-1.1%

(i)
In line with the rules on Taxation on Universal Basis (Brazilian Law 12,973 and Brazilian Normative Instruction 1,520, both from 2014), Embraer adds the results of its subsidiaries located abroad to the calculation basis for Income Tax and Social Contribution at the end of the calendar year in which they were recognized in the financial statements of the respective subsidiaries.

(ii)
Refers substantially to adjustments such as exclusions of
Reintegra
credits, and subsidies to stimulate technological innovation, among other permanent additions and exclusions according to the Brazilian Corporate Income Tax Law.